Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	June 30,	December 31,
	2024	2023
Finished products	$1,362	$1,163
Raw and packaging materials	13,348	11,882
Products in process	189	129
	$14,899	$13,174